Annual Total Returns[BarChart] - Invesco Charter Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.11%)	13.07%	28.34%	7.74%	(6.40%)	10.32%	13.25%	(9.65%)	29.01%	13.50%